Document and Entity Information	Jan. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Feb. 28, 2018
Global Fixed Income Opportunities Fund | A | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	EUGAX
Global Fixed Income Opportunities Fund | B | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	EUGBX
Global Fixed Income Opportunities Fund | L | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	EUGCX
Global Fixed Income Opportunities Fund | I | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	EUGDX
Global Fixed Income Opportunities Fund | Class C | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MSEEX
Global Fixed Income Opportunities Fund | CLASS IS | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MGFOX
Morgan Stanley European Equity Fund Inc. | A | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	DINAX
Morgan Stanley European Equity Fund Inc. | B | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	DINBX
Morgan Stanley European Equity Fund Inc. | L | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	DINCX
Morgan Stanley European Equity Fund Inc. | I | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	DINDX
Morgan Stanley European Equity Fund Inc. | Class C | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	MSIPX
Morgan Stanley Mortgage Securities Trust | A | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MSMTX